Note 11 - Retirement Benefits (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Defined Contribution Plan, Cost	$ 0.2
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		4.00%